Interest bearing debt	9 Months Ended
Sep. 30, 2018
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 - Interest bearing debt

As of September 30, 2018, DHT had interest bearing debt totaling $935.1 million (including the $157.9 million convertible senior notes).

Scheduled debt repayments (USD thousands) and margin above Libor

	Margin	Q4
$ in thousands	above Libor	2018	2019	2020	2021	Thereafter	Total
ABN Amro Credit Facility	2.40%	7,702	30,808	30,808	30,808	325,815	425,941
Credit Agricole Credit Facility	2.19%	1,649	6,597	6,597	6,597	42,925	64,367
Danish Ship Finance Credit Facility	2.25%	1,300	2,600	39,000			42,900
Nordea/DNB Credit Facility	2.75%	434	8,251				8,685
Nordea BW VLCC Acquisition Credit Facility	2.40%	5,400	21,600	21,600	21,600	188,683	258,883
ABN Amro Revolving Credit Facility *	2.50%
Convertible Senior Notes			32,860		125,000		157,860
Total		16,486	102,716	98,005	184,005	557,423	958,635
Unamortized upfront fees bank loans							(8,366)
Difference amortized cost/notional amount convertible note							(15,194)
Total interest bearing debt							935,075

*$55.5 mill. available as of September 30, 2018.  Quarterly reduction of $1.8 million.

Refinancing
In April we entered into a $484 million secured credit facility agreement for the refinancing of 13 of the Company's VLCCs. The following credit facilities were refinanced: Nordea Samco Credit Facility (DHT Sundarbans, DHT Taiga, DHT Redwood, DHT Hawk, DHT China, DHT Falcon and DHT Condor) $215.2 million, Nordea/DNB Credit Facility (DHT Leopard) $44.4 million, ABN Amro Credit Facility (DHT Lion, DHT Panther and DHT Puma) $118.4 million and the undrawn DNB/Nordea Credit Facility (DHT Bronco and DHT Mustang) $82.5 million. We also entered into an agreement with ABN Amro to increase the Company's revolving credit facility to $57.3 million from the current availability of $43.4 million. Both credit facilities are described below.

ABN Amro Credit Facility
In April 2018 we entered into a credit facility with ABN Amro, Nordea, Credit Agricole, DNB, ING, Danish Ship Finance, SEB, DVB and Swedbank as lenders and DHT Holdings, Inc. as guarantor for the financing of eleven VLCCs and two newbuildings. Borrowings bear interest at a rate equal to Libor + 2.40% and the loan is repayable in quarterly installments of $7.7 million through Q2 2024 and a final payment of $248.8 with the last installment. When the facility is fully drawn, the quarterly installments will be $8.3 million with a final payment of $286.1 million in the second quarter of 2024.

The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $300 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest bearing debt

* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

Credit Agricole Credit Facility
In June 2015 Samco Gamma Ltd and DHT Tiger Limited entered into a credit agreement with Credit Agricole for the financing of the Samco Scandinavia and the newbuilding DHT Tiger that was delivered in January 2017.  In June 2016 we made a voluntary prepayment of $5.0 million and the financing of the Samco Scandinavia is repayable with 30 quarterly installments of $0.97 million each. The $48.7 million financing of DHT Tiger was drawn in 2016 in advance of the delivery of the DHT Tiger which took place in January 2017 and is repayable in quarterly installments of $0.7 million with a final payment of $29.7 in December 2023.  The loan bears interest at Libor plus a margin of 2.1875%.  The credit agreement is guaranteed by DHT and contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $200 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $20 million and (ii) 6% of our gross interest bearing debt

* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

Danish Ship Finance Credit Facility
In November 2014 we entered into a credit facility totaling $49.4 million with Danish Ship Finance (“DSF”) as lender and DHT Holdings, Inc. as guarantor for the financing of the VLCC newbuilding DHT Jaguar delivered in Q4 2015.  The full amount of the credit facility was drawn in November 2015.  Borrowings bear interest at a rate equal to Libor + 2.25% and are repayable in 10 semiannual installments of $1.3 million each from May 2016 to November 2020 and a final payment of $36.4 million in November 2020. The credit facility contains a covenant requiring that at all times the charter-free market value of the vessel that secure the credit facility be no less than 130% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $300 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest bearing debt

* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

Nordea/DNB Credit Facility
In October 2015 we entered into a credit facility totaling $50.0 million with Nordea and DNB as lenders and DHT Holdings, Inc. as guarantor for the financing of the VLCC newbuilding DHT Leopard delivered in Q1 2016.  The full amount of the credit facility was drawn on December 29, 2015 in advance of the delivery of the DHT Leopard on January 4, 2016.  Borrowings bear interest at a rate equal to Libor + 2.25% and are repayable in 20 quarterly installments of $0.625 million from March 2016 to December 2020 and a final payment of $37.5 million in December 2020. In April 2018, DHT Leopard was refinanced as part of the ABN Amro Credit Facility. In September 2016, the four vessels financed by RBS (DHT Ann, DHT Chris, DHT Cathy and DHT Sophie) were included in the credit facility as a separate tranche totaling $40.0 million.  Borrowings under the $40.0 million tranche bear interest at a rate equal to Libor + 2.75% and are repayable in 11 quarterly installments of $2.1 million from December 2016 to June 2019 and a final payment of $17.3 million in August 2019.  Subsequent to the sale of DHT Chris which was delivered to the buyers in January 2017 and the sale of the DHT Ann which was delivered to the buyers in May 2017, the separate tranche is repayable in quarterly installments of $0.4 million and a final payment of $6.9 million in August 2019. The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings.  Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $300 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest bearing debt

* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

Nordea BW VLCC Acquisition Credit Facility
$204 million of the $300 million credit facility was borrowed during the second quarter of 2017 in connection with delivery of the nine VLCCs in water from BW.  The final $96 million was borrowed in connection with the delivery of the two VLCC newbuildings from DSME in the second quarter of 2018.  The credit facility is guaranteed by DHT Holdings, Inc., borrowings bear interest at a rate equal to Libor + 2.40%. Subsequent to the sale of the DHT Utah and DHT Utik and the delivery of DHT Stallion and DHT Colt, the current outstanding is repayable in quarterly installments of $5.4 million with a final payment of $156.3 million in the second quarter of 2023.  The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings.  Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $300 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest bearing debt

* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

In September 2018 we secured commitment to a $50 million scrubber financing structured through an increase of the existing $300 million secured credit facility entered into in the second quarter of 2017. The increased facility will bear the same interest rate equal to Libor + 2.40%. The increased facility is available, but currently undrawn, and will have quarterly repayments of $2.5 million commencing second quarter 2020. Other terms and conditions remain unchanged.

ABN Amro Revolving Credit Facility
In November 2016, we entered into a secured five year revolving credit facility with ABN Amro totaling $50.0 million to be used for general corporate purposes, including security repurchases and the acquisition of ships. The financing bears interest at a rate equal to Libor + 2.50%.  In April 2018, we entered into an agreement with ABN Amro to increase the revolving credit facility to $57.3 million with a quarterly reduction of $1.8 million starting July 31, 2018. The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
●	Value adjusted* tangible net worth of $300 million
●	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
●	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest bearing debt

*Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

Convertible Senior Notes
During the second quarter of 2017 we repurchased $12.2 million of the convertible senior notes in the open market at a price of 98.4% of par. During the first quarter of 2017 we repurchased $5.0 million of the convertible senior notes in the open market at a price of 100.4% of par. During the fourth quarter of 2016 we repurchased $23.0 million of the convertible senior notes in the open market at an average price of 90.4% of par.  In February 2016 we repurchased $3.0 million of the convertible senior notes in the open market at a price of 99% of par and in April 2016 we repurchased $1.0 million of the convertible senior notes in the open market at a price of 99% of par. In August 2018, approximately $73.0 million of the 2019 Notes were exchanged for approximately $80.3 million of the 2021 Notes. The repurchased convertible senior notes have been cancelled and the current outstanding of the 2019 Notes is $32.9 million and the current outstanding of the 2021 Notes is $125.0 million.

Interest rate swaps
As of September 30, 2018, DHT has 8 amortizing interest rate swaps totaling $355.7 million with maturity ranging from the second quarter 2023 to the third quarter 2023. The average fixed interest rate is 2.97%. As of September 30, 2018, the fair value of the derivative financial asset related to the swaps amounted to $0.6 million and the fair value of the derivative financial liability related to the swaps amounted to $0.2 million. A 9th swap equaling $51.4 million has been committed in connection with the delivery of DHT Mustang in October 2018.

Covenant compliance
As of the date of our most recent compliance certificates submitted to the banks, we are in compliance with our financial covenants.